Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales [text block] [Abstract]
Schedule of cost of sales
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Beginning balance of goods and finished products, note 8(a)	12,877	22,133	16,832
Beginning balance of work in progress, note 8(a)	114,246	166,999	133,972
Consumption of miscellaneous supplies	566,781	295,688	284,298
Maintenance and third-party services	242,412	147,282	211,251
Shipping costs	196,064	113,054	123,989
Depreciation and amortization	118,998	122,541	115,245
Personnel expenses, note 23(b)	113,634	89,805	101,185
Costs of packaging	71,580	45,032	44,416
Other manufacturing expenses	102,056	45,637	63,750
Ending balance of goods and finished products, note 8(a)	(25,304)	(12,877)	(22,133)
Ending balance of work in progress, note 8(a)	(135,008)	(114,246)	(166,999)
	1,378,336	921,048	905,806